Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Rainier High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rainier High Yield Fund Institutional Shares/Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier High Yield Fund (the “High Yield Fund” or “Fund”) seeks to earn a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.71%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its goal, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds of corporate issuers. These “high yield” securities, also called “junk bonds,” will generally be rated BB or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, Rainier may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.

The Fund will purchase securities of companies in any capitalization range – small, medium or large. The Fund’s principal investments include domestic corporate debt securities, structured notes including collateralized loan obligations, asset-backed securities, mortgage-backed securities, foreign debt securities (including Yankees and emerging markets securities), fixed and floating rate bonds, as well as zero coupon bonds. There is no minimum quality rating for investments, and, as such, the Fund may invest in securities that no longer make payments of interest or principal, including defaulted securities. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB and B of the high-yield market.

The Fund may also invest in private placements and “Rule 144A” securities, which are subject to resale restrictions. The Fund is permitted to invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds (“ETFs”). The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 25% of its assets in foreign securities issues (including emerging markets), including those denominated in U.S. dollars.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if Rainier believes a temporary defensive posture is appropriate. In addition, duration may be one of the characteristics considered in security selection, but the Fund does not focus on bonds with any particular duration. Duration is a measure of interest rate risk using the expected life of a debt security. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates.

		The Fund may sell a security if it achieves the valuation target or the underlying fundamentals deteriorate compared to the portfolio manager’s expectations, or when swapped for a more attractive security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  High-Yield Risk – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuers’ creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.
  Bond Risk – As with most debt funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity of its debt securities, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Bond risks also include liquidity risks, mortgage-related and other asset-backed securities risks and prepayment risks. Many experts believe that it is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from resulting rate increases for that and other reasons could be swift and significant.
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Foreign Securities and Emerging Markets Risks – Foreign securities and emerging markets involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency-rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.
  Unrated Securities Risk – Unrated securities may be less liquid than comparable rated securities and involve greater risks.
  ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Fund is invested in securities whose prices change daily, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with two domestic high yield market indexes. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with two domestic high yield market indexes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER HIGH YIELD FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2014 for the Rainier High Yield Fund Institutional Shares was 5.67%.

Best Quarter:	+6.82%	(third quarter, 2010)
Worst Quarter:	-3.89%	(third quarter, 2011)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” or the “Return After Taxes on Distributions” if there is a capital loss upon the redemption of Fund shares, which provides a tax deduction that benefits the investor.
Rainier High Yield Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	407
10 Years	rr_ExpenseExampleYear10	921
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	230
5 Years	rr_ExpenseExampleNoRedemptionYear05	407
10 Years	rr_ExpenseExampleNoRedemptionYear10	921
2010	rr_AnnualReturn2010	13.33%
2011	rr_AnnualReturn2011	6.16%
2012	rr_AnnualReturn2012	13.13%
2013	rr_AnnualReturn2013	6.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.89%)
1 Year	rr_AverageAnnualReturnYear01	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	13.37%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Rainier High Yield Fund | Original
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	308
5 Years	rr_ExpenseExampleYear05	543
10 Years	rr_ExpenseExampleYear10	1,216
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	308
5 Years	rr_ExpenseExampleNoRedemptionYear05	543
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,216
1 Year	rr_AverageAnnualReturnYear01	6.33%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.10%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012	[3]
Rainier High Yield Fund | Return after taxes on distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%	[2]
Rainier High Yield Fund | Return after taxes on distributions and sale of fund shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%	[2]
Rainier High Yield Fund | BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.42%
Since Inception	rr_AverageAnnualReturnSinceInception	18.48%	[2]
Rainier High Yield Fund | BofA Merrill Lynch U.S. High Yield BB-B Rated Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	15.97%	[2]

[1]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.65% and 0.90% of the Fund's average net assets of its Institutional and Original Shares, respectively (the "Expense Caps"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Caps will remain in effect until at least July 31, 2015. The Expense Caps may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier, and will terminate if the Management Agreement is terminated.
[2]	Institutional Shares commenced operations on March 31, 2009. Original Shares commenced operations on July 31, 2012.
[3]	Performance of Original Shares for the period prior to the commencement of operations for Original Shares is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Original Shares.